Basis of preparation and accounting policies - Investments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial instruments
Financial investments	$ 161,184	$ 156,120
FVTPL
Financial instruments
Financial investments	153,900
Amortised cost
Financial instruments
Financial investments	$ 5,600